Income Taxes	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
10.	INCOME TAXES
The Company’s effective income tax rate is based on expected income, statutory rates and tax planning opportunities available in the various jurisdictions in which it operates. For interim financial reporting, the Company estimates the annual income tax rate based on projected taxable income for the full year and records a quarterly income tax provision or benefit in accordance with the anticipated annual rate. The Company refines the estimates of the year’s taxable income as new information becomes available, including actual year-to-date financial results. This continual estimation process often results in a change to the expected effective income tax rate for the year. When this occurs, the Company adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year-to-date provision reflects the expected income tax rate. Significant judgment is required in determining the effective tax rate and in evaluating tax positions.

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Income tax expense	$(3,301)	$5,512	$7,255	$9,656
Effective tax rates	9.9%	28.9%	nm	23.8%

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For the 13-week periods ended September 26, 2021 and September 27, 2020, the Company’s effective tax rates of 9.9% and 28.9%, respectively differed from the 21% federal statutory rate primarily due to permanent differences.
For the 39-week period ended September 26, 2021, the Company recognized tax expense on a net loss for the period due to permanent differences related to the Business Combination and the increase in the Simpson earn-out liability recognized during the thirteen weeks ended March 28, 2021. For the 39-week period ended September 27, 2020, the Company’s effective tax rate of 23.8% differed from the 21% federal statutory rate primarily due to permanent differences.

8.	INCOME TAXES
Income tax expense (benefit) of the Company consisted of:

	2020	2019	2018
Current income tax expense (benefit)
Federal	$(530)	$4,420	$1,220
State	1,174	302	145
Foreign	1,668	1,894	(169)

	2,312	6,616	1,196
Deferred income tax expense (benefit)
Federal	7,136	(9,663)	(4,063)
State	(622)	(1,826)	(1,708)

	6,514	(11,489)	(5,771)

Total income tax expense (benefit)	$8,826	$(4,873)	$(4,575)

Reported income tax expense (benefit) for the year ended December 31, 2020, 2019 and 2018 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% to income before income taxes as follows:

	2020	2019	2018
“Expected” tax expense (benefit)	$8,753	$(906)	$(7,389)
State income tax expense (benefit)	335	(1,005)	(1,115)
Permanent tax differences	167	494	4,207
Foreign tax rate	389	369	7
Tax credit	(646)	(750)	(120)
Other differences, net	(172)	(3,075)	(165)

Reported income tax expense (benefit)	$8,826	$(4,873)	$(4,575)

The Company’s income before income taxes was subject to taxes in the following jurisdictions:

	2020	2019	2018
United States	$37,548	$(7,879)	$(34,459)
Foreign	4,135	3,567	(729)

	$41,683	$(4,312)	$(35,188)

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities consisted of the following:

	2020	2019
Deferred tax assets:
Reserves on assets	$6,435	$5,603
Liabilities not yet deductible	3,786	3,565
Interest expense limitation	5,491	12,965
Other	2,332	1,645

Total gross deferred tax assets	18,044	23,778
Deferred tax liabilities:
Tradename	31,962	25,810
Intangible assets	45,956	41,002
Goodwill	5,743	3,858
Inventory	832	—
Property, plant and equipment	5,125	4,633

Total gross deferred tax liabilities	89,618	75,303

Net deferred tax liabilities	$71,574	$51,525

Based on the Company’s projected pretax earnings, reversal of deferred tax liabilities and other relevant factors, management believes that it is more likely than not that the Company’s deferred tax assets at December 31, 2020 and 2019 will be realized.
As more fully discussed in Note 1, Summary of Significant Accounting Policies, COVID-19 was declared a pandemic in March 2020. In response to the pandemic, various stimulus legislation was enacted in 2020 including the Coronavirus Aid, Relief and Economic Security Act (CARES Act), signed into law on March 27, 2020 and the Consolidated Appropriations Act, 2021 (CAA Act), signed into law on December 27, 2020. The Cares Act resulted in the Company being able to deduct additional interest expense due to the increase in interest expense limitation. The Company was also able to carryback its net operating loss. We have evaluated the CAA Act and believe any impact to our financial statements, as a result of such legislation, will be immaterial.